UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  August 12, 2008
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: 2,693,818


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
							      1318    15285 SH	     Defined 1		     15285		0
AMB Property Corp.	       COM		00163T109   120270  2387255 SH	     Sole		   1142045	      1245210
							       800    15870 SH	     Defined 1	             15870		0
Alexander's Inc		       COM		014752109      332     1068 SH	     Sole		      1068		0
							       258	830 SH	     Defined 1		       830		0
Alexandria Real Estate Equitie COM		015271109    45145   463782 SH	     Sole		    201703	      262079
							       566     5810 SH	     Defined 1		      5810		0
AvalonBay Communities, Inc.    COM		053484101   188938  2119090 SH	     Sole		   1033663	      1085427
							      1114    12500 SH	     Defined 1	       	     12500		0
BRE Properties, Inc.	       COM		05564E106   106412  2458673 SH	     Sole		   1187376	      1271297
							       650    15010 SH	     Defined 1		     15010		0
Biomed Realty Trust	       COM		09063H107      623    25401 SH	     Sole		     24779	      622
						               118     4800 SH	     Defined 1		      4800		0
Boston Properties, Inc.	       COM		101121101   111155  1232043 SH	     Sole		    583111	      648932
							      1209    13400 SH	     Defined 1		     13400		0
Brandywine Realty Trust	       COM		105368203      170    10853 SH	     Sole		     10853		0
							       157     9941 SH	     Defined 1		      9941		0
Brookfield Properties Corp.    COM		112900105    58489  3287731 SH	     Sole		   1612171	      1675560
							       341    19175 SH	     Defined 1		     19175		0
Corporate Office Properties    COM		22002T108    71502  2082793 SH	     Sole		    989793	      1093000
							       489    14250 SH	     Defined 1		     14250		0
DCT Industrial Trust	       COM		233153105      297    35859 SH	     Sole		     35859		0
							       306    36900 SH	     Defined 1		     36900		0
DiamondRock Hospitality	       COM		252784301    64064  5882842 SH	     Sole		   2840228	      3042614
Douglas Emmett Inc.	       COM		25960P109      470    21364 SH	     Sole		     21364		0
							       431    19600 SH	     Defined 1		     19600		0
Eastgroup Properties	       COM		277276101      238     5570 SH	     Sole		      5570		0
							       219     5100 SH	     Defined 1		      5100		0
Equity Lifestyle Properties    COM		29472R108    32103   729618 SH	     Sole		    323834	      405784
Equity One, Inc		       COM		294752100      404    19653 SH	     Sole		     19043	      610
Equity Residential	       COM		29476L107    99338  2595725 SH	     Sole		   1225039	      1370686
							       944    24670 SH	     Defined 1		     24670		0
Essex Property Trust, Inc.     COM		297178105   112695  1058174 SH	     Sole		    518231	      539943
							       816     7660 SH	     Defined 1		      7660		0
Federal Realty Investment Trus COM		313747206   104089  1508534 SH	     Sole		    707210	      801324
							       796    11540 SH	     Defined 1	             11540		0
Forest City Enterprises - Clas COM		345550107     5028   156074 SH	     Sole		     63874		92200
								81     2500 SH	     Defined 1	      	      2500		0
General Growth Properties      COM		370021107   191272  5460227 SH	     Sole		   2608554	      2851673
							      1125    32110 SH	     Defined 1	 	     32110		0
Highwoods Properties, Inc.     COM		431284108      184     5872 SH	     Sole		      5872		0
							       167     5300 SH	     Defined 1		      5300		0
Host Hotels & Resorts, Inc.    COM		44107P104    70450  5161136 SH	     Sole		   2366865	      2794271
Kimco Realty Corporation       COM		49446R109       11      316 SH	     Sole		       316		0
Kilroy Realty		       COM		49427F108    72168  1534503 SH	     Sole		    711220	      823283
							       423     8990 SH	     Defined 1		      8990		0
Liberty Property Trust	       COM		531172104      224     6756 SH	     Sole		      6756		0
							       202     6090 SH	     Defined 1		      6090		0
Mack-Cali Realty Corporation   COM		554489104      158     4632 SH	     Sole		      4632		0
							       136     3990 SH	     Defined 1	              3990		0
Maguire Properties Inc.	       COM		559775101     2681   220243 SH	     Sole		    103918	      116325
							        47     3900 SH	     Defined 1		      3900		0
Mission West Properties	       COM		605203108      112    10205 SH	     Sole		     10205		0
							       104     9500 SH	     Defined 1		      9500		0
Post Properties, Inc.	       COM	        737464107    22455   754781 SH	     Sole		    318364	     436417
							       152     5100 SH	     Defined 1	   	      5100		0
ProLogis		       COM	        743410102   162987  2998829 SH	     Sole		   1426081	     1572748
							      1417    26080 SH	     Defined 1		     26080		0
Public Storage		       COM		74460D109    20068   248400 SH	     Sole		    114600	     133800
Regency Centers Corp	       COM		758849103    59707  1009927 SH	     Sole		    445958	     563969
							       699    11830 SH	     Defined 1		     11830		0
SL Green Realty Corp.	       COM		78440X101   145705  1761433 SH	     Sole		    875846	     885587
							       971    11740 SH	     Defined 1		     11740		0
Saul Centers, Inc.	       COM		804395101    27189   578597 SH	     Sole		    247267	     331330
							       282     6000 SH	     Defined 1		      6000		0
Simon Property Group, Inc.     COM		828806109   256972  2858743 SH	     Sole		   1331761	     1526982
							      2049    22790 SH	     Defined 1		     22790		0
Starwood Hotels & Resorts Worl COM		85590A401   118845  2965922 SH	     Sole		   1469025	     1496897
Strategic Hotels & Resorts     COM		86272T106      738    78785 SH	     Sole		     78785		0
Taubman Centers, Inc.	       COM		876664103   113398  2330904 SH	     Sole		   1143738	     1187166
							       652    13400 SH	     Defined 1		     13400		0
The Macerich Company	       COM		554382101    78127  1257472 SH	     Sole		    604044	     653428
							       683    10990 SH	     Defined 1		     10990		0
UDR, Inc.		       COM		902653104      313    14012 SH	     Sole		     14012		0
							       269    12000 SH	     Defined 1		     12000		0
Vornado Realty Trust	       COM		929042109   207977  2363374 SH	     Sole		   1148000	     1215374
							      1283    14585 SH	     Defined 1		     14585		0
Washington Real Estate Investm COM		939653101      180     6000 SH	     Sole		      6000		0
							       183     6100 SH	     Defined 1		      6100		0
REPORT SUMMARY                        78DATA RECORD2693818                1OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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